Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) (Details) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 24, 2025	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 31, 2021	Oct. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Common stock, shares issued							32,198,214	27,198,214	758,967
Converted right to receive share							1	1
Common stock authorized							300,000,000	300,000,000	19,000,000
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding							32,198,214	27,198,214	758,967
Preferred stock authorized							10,000,000	10,000,000	10,000,000
Preferred stock par value (in Dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock share issued
Preferred stock share issued
Agent fees and expenses (in Dollars)	$ 800,000
Capital contributions (in Dollars)						$ 3,500,000		$ 7,500,000	$ 14,100,000
Fair value of SAFEs (in Dollars)		$ 4,300,000				$ 4,300,000
Placement Agent Warrants [Member]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Purchase an aggregate of shares							275,410	275,410
Initial exercise date							4 years	4 years
Legacy Lomond [Member] | Promissory Note [Member]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Aggregate principal amount (in Dollars)			$ 7,500,000				$ 7,500,000
Interest rate			6.00%
Due date			Sep. 30, 2027
Eilean [Member] | Promissory Note [Member]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Aggregate principal amount (in Dollars)							$ 4,000,000	$ 4,000,000
Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Convertible preferred stock					13,661,416
Convertible preferred stock, par value (in Dollars per share)					$ 0.0001
Purchase price per share (in Dollars per share)					$ 0.402594
Proceeds of redeemable convertible preferred stock (in Dollars)					$ 5,500,000
Convertible preferred stock issued					13,661,416				13,661,416
Convertible preferred stock outstanding					13,661,416				13,661,416
Common Stock [Member]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Common stock, shares issued					758,967		32,198,214	14,420,383	758,967
Common stock, vote							one	one
Common Stock [Member] | Placement Agent Warrants [Member]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Warrant purchase							275,410	275,410
Exercise price (in Dollars per share)							$ 4	$ 4
Preferred Stock [Member]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Preferred stock authorized							10,000,000	10,000,000
Preferred stock par value (in Dollars per share)							$ 0.0001	$ 0.0001
Private Placement Offering [Member]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Aggregate private placement (in Dollars)							$ 43,900,000	$ 43,900,000
Purchase price per share (in Dollars per share)							$ 4	$ 4
Conversion price (in Dollars per share)		$ 3.2		$ 3.6
Private Placement Offering [Member] | Common Stock [Member]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Number of shares issued							8,241,375	8,241,375
Converted shares	2,500,000	1,078,124		2,083,332		1,078,124
Offering Price [Member]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Line Items]
Aggregate gross proceeds from the offering (in Dollars)	$ 10,000,000						$ 43,900,000	$ 43,900,000
Agent fees and expenses (in Dollars)	$ 700,000						$ 4,300,000	$ 4,300,000